DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2018
DIVIDENDS
Schedule of Cash flows from dividends paid are classified under operating activities

Figures in million - SA rand	2018	2017	2016
Dividend declared and paid	-	558.2	1,610.6
Dividend per share - cents	-	60	175

Schedule of Reconciliation of (loss)/profit attributable to the owners

Figures in million - SA rand	2018	2017	2016
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(2,499.6)	(4,437.4)	3,473.3
Adjusted for:
(Gain)/loss on financial instruments	(1,704.1)	1,114.4	1,032.8
Gain on foreign exchange differences	(1,169.1)	(292.4)	(219.6)
Gain on disposal of property, plant and equipment	(60.2)	(40.7)	(95.4)
Impairments	3,041.4	4,411.0	1,381.1
Gain on derecognition of borrowings and derivative financial instrument	(230.0)	-	-
Occupational healthcare expense	15.4	1,106.9	-
Restructuring costs	142.8	729.8	187.7
Transaction costs	402.5	552.1	157.0
Share-based payment on BEE transaction	-	-	240.3
Gain on acquisition	-	-	(2,178.6)
Other	18.7	52.7	72.4
Tax effect of the items adjusted above	(345.7)	(813.4)	(419.4)
Change in estimated deferred tax rate	1,295.2	(2,571.1)	59.8
Share of results of equity-accounted investees after tax	(344.2)	(291.6)	(13.3)
Normalised earnings	(1,436.9)	(479.7)	3,678.1